INVESTMENTS IN COMPANIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN COMPANIES AND ASSOCIATES
NOTE 7:-	INVESTMENTS IN COMPANIES AND ASSOCIATES

a.
On October 12, 2012, the Company acquired through its subsidiary beneficial interests in Two Penn Center Plaza in Philadelphia, Pennsylvania. This investment is accounted for using the equity method of accounting as the Company's indirect beneficial interest in Two Penn Center Plaza is 22.16% and therefore is considered to be more than minor.

	December 31,
	2017	2016

Invested in equity	$4,025	$4,025
Distributions	(672)	(335)
Accumulated net loss	(84)	(203)

Total investment	$3,269	$3,487

b.
On December 31, 2012 the Company acquired through its subsidiary Optibase Inc. approximately 4% indirect beneficial interest in a portfolio of shopping centers located in Texas, USA in consideration for $ 4,000 which accounted for the cost method of accounting. The Company believes that its beneficial interests in Texas portfolio are considered to be so minor that they create virtually no influence over the operating and financial policies of the Real Estate Asset and therefore this investment accounted for cost method of accounting.

c.
On December 29, 2015, the company through its subsidiary, Optibase Inc., completed an investment in 300 River Holdings, LLC, (the "Joint Venture Company") which beneficially owns the rights to a 23-story Class A office building located at 300 South Riverside Plaza in Chicago under a 99 year ground lease expiring in 2114. The company invested $ 12,900 in exchange for a thirty percent (30%) interest in the Joint Venture Company. In addition to the Purchase Price, the Company capitalized acquisition costs of approximately $ 242. See Note 1b(2). On June 17, 2016, and in accordance with the Company's initial investment agreement, the Company had invested an additional amount of $ 3,000 which accrued interest of 12% per annum, and was distributed back to the company on November 21, 2017. Amounts of $ 321 and $ 196 received as interest for 2017 and 2016, respectively, was recorded as equity share in losses of associates, net.

	December 31,
	2017	2016

Invested in equity	$13,142	$16,142
Accumulated net loss	(2,855)	(737)

Total investment	$10,287	$15,405

d.	Investments in associates accounted for using the equity method of accounting:

Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings: *)

	December 31,
	2017	2016

Assets	$364,805	$285,988
Liabilities	$446,335	$352,892
Income	$41,546	$46,324
Net loss	$(13,206)	$(9,740)

*)	The information presented does not include excess cost and goodwill.